Note 6 - Fixed Assets	12 Months Ended
Dec. 31, 2015
Notes
Note 6 - Fixed Assets

NOTE 6 – Fixed Assets

Fixed assets at December 31, 2015 and December 31, 2014 respectively comprised: (a) furniture and equipment totaling $7,639 and $9,735, net of accumulated depreciation of $3,563 and $1,467; and (b) warehouse fixtures totaling $2,608 and $2,956, net of accumulated depreciation of $864 and $516.